Income taxes - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Changes in estimates related to prior years	€ 2,051	€ 1,077	€ 4,450
Applicable tax rate	14.50%	14.50%	9.00%
Deductible temporary differences for which no deferred tax asset is recognised	€ 2,190,774	€ 24,936
Sportradar Group AG Switzerland [Member]
Disclosure Of Income Tax [Line Items]
Applicable tax rate	14.50%	14.50%	9.00%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	€ 2,100,000
NORWAY
Disclosure Of Income Tax [Line Items]
Changes in estimates related to prior years	2,051		€ 4,450
SWITZERLAND
Disclosure Of Income Tax [Line Items]
Applicable tax rate		14.50%	9.00%
Tax rate applied for measuring deferred tax assets and liabilities			14.50%
Tax free set up			€ 1,948,000
Deferred tax asset tax step up	€ 15,600		€ 17,000